POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Tables)	12 Months Ended
Aug. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Net Periodic Cost Postretirement
The cost components of these plans were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Service Cost for Benefits Earned During the Period	$9	$10	$10
Interest Cost on Benefit Obligation	6	10	10
Amortization of Prior Service Credit	(1)	(1)	(1)
Amortization of Actuarial Gain	(5)	(6)	—
Total Net Periodic Benefit Cost	$9	$13	$19

Changes Recognized in OCI Postretirement
The other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss for the year ended Aug. 31, 2013, and Aug. 31, 2012, were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012
Actuarial Gain	$(13)	$(31)
Amortization of Prior Service Credit	1	1
Amortization of Actuarial Gain	5	6
Total Recognized in Accumulated Other Comprehensive Loss	$(7)	$(24)

Assumptions Used to Determine Postretirement Costs
The following assumptions, calculated on a weighted-average basis, were used to determine the postretirement costs for the principal plans in which Monsanto employees participated:

	Year Ended Aug. 31,
	2013	2012	2011
Discount Rate Postretirement	2.95%	4.30%	4.10%
Discount Rate Postemployment	1.55%	2.20%	2.30%
Initial Trend Rate for Health Care Costs	7.00%	7.00%	7.00%
Ultimate Trend Rate for Health Care Costs	5.00%	5.00%	5.00%

One Percent Effect on Postretirement Costs and Benefit Obligation
A 1 percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in millions)	1 Percentage-Point Increase	1 Percentage-Point Decrease
Effect on Total of Service and Interest Cost	$1	$(1)
Effect on Postretirement Benefit Obligation	$4	$(4)

Benefit Obligations Postretirement
The status of the postretirement health care, life insurance and employee disability benefit plans in which Monsanto employees participated was as follows for the periods indicated:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012
Change in Benefit Obligation:
Benefit obligation at beginning of period	$215	$250
Service cost	9	10
Interest cost	6	10
Actuarial gain(1)	(13)	(31)
Plan participant contributions	4	4
Medicare Part D subsidy receipts	1	2
Benefits paid	(29)	(30)
Currency Impact	(1)	—
Benefit Obligation at End of Period	$192	$215

(1)	The net actuarial gain in fiscal year 2012 includes gain from the adoption of an Employer Group Waiver Plan design for prescription drug costs of approximately $47 million.

Assumptions Used to Determine Postretirement Benefit Obligation
Weighted-average assumptions used to determine benefit obligations as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	Year Ended Aug. 31,
	2013	2012
Discount Rate Postretirement	3.95%	2.95%
Discount Rate Postemployment	2.55%	1.55%
Initial Trend Rate for Health Care Costs(1)	6.50%	7.00%
Ultimate Trend Rate for Health Care Costs	5.00%	5.00%

(1)	As of Aug. 31, 2013, this rate is assumed to decrease gradually to 5 percent for 2017 and remain at that level thereafter.

Postretirement Amounts Recognized in Statements Of Consolidated Financial Position
As of Aug. 31, 2013, and Aug. 31, 2012, amounts recognized in the Statements of Consolidated Financial Position were as follows:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Miscellaneous Short-Term Accruals	$22	$23
Postretirement Liabilities	170	192
Total Liability Recognized	$192	$215

Pre-Tax Components Recognized in AOCI Postretirement
The following table provides a summary of the pretax components of the amount recognized in accumulated other comprehensive loss:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012
Actuarial Gain	$(42)	$(33)
Prior Service Credit	(2)	(3)
Total	$(44)	$(36)

Expected Cash Flows Postretirement
Information about the expected cash flows for the other postretirement benefit plans follows:

(Dollars in millions)	Total
Employer Contributions 2014	$22
Benefit Payments(1)
2014	22
2015	23
2016	23
2017	22
2018	20
2019-2023	83

(1)
Benefit payments are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $1 million through 2014.